Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
OPERATING ACTIVITIES:
Net income (loss)	$ 15,866	$ (6,851)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Change in fair value of warrant liabilities	(31,686)	0
Depreciation and amortization expense	7,147	4,371
Provision for deferred taxes	462	613
Loss on disposals of equipment, software and other assets	198	2,094
Other	152	(19)
Changes in operating assets and liabilities:
Accounts receivable	(1,154)	(880)
Premiums receivable	(22,339)	(22,353)
Commission receivable	43,443	40,441
Prepaid expenses and other assets	(15,190)	(13,090)
Deferred acquisition costs	(3,459)	(3,760)
Accounts payable	651	(4,189)
Losses payable and provision for unpaid losses and loss adjustment expenses	2,520	5,032
Unearned premiums	6,272	7,755
Commissions payable	(14,765)	(8,650)
Due to insurers	16,362	16,192
Advanced premiums	15,559	12,045
Accrued expenses	(4,530)	(11,010)
Contract liabilities	(1,025)	(533)
Other current liabilities	(5,470)	3,789
Net Cash Provided by Operating Activities	9,014	20,997
INVESTING ACTIVITIES:
Purchases of property and equipment and software	(10,532)	(10,561)
Acquisitions, net of cash acquired	(6,028)	(3,170)
Purchase of equity method investment	(15,250)	0
Purchase of fixed income securities	0	(7,446)
Other investing activities	13	4
Net Cash Used in Investing Activities	(31,797)	(21,173)
FINANCING ACTIVITIES:
Payments on long-term debt	(40,500)	(22,500)
Proceeds from long-term debt	22,500	15,000
Payments on notes payable	(1,000)	(1,000)
Net Cash Used in Financing Activities	(19,000)	(8,500)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	6	274
Change in cash and cash equivalents and restricted cash and cash equivalents	(41,777)	(8,402)
Beginning cash and cash equivalents and restricted cash and cash equivalents	603,972	299,078	$ 299,078
Ending cash and cash equivalents and restricted cash and cash equivalents	562,195	290,676	603,972
NON-CASH INVESTING ACTIVITIES:
Purchase of property and equipment and software	4,580	5,823
CASH PAID FOR:
Interest	766	570
Income taxes	3,100	60
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	237,590	41,274	275,332
Restricted cash and cash equivalents	324,605	249,402
Total cash and cash equivalents and restricted cash and cash equivalents on the Condensed Consolidated Statements of Cash Flows	$ 562,195	$ 290,676	$ 603,972